Other Current Assets (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Medigus Ultrasonic Surgical Endostapler [Member]
Other Current Assets (Textual)
Amount intended for testing, training, demonstrations and promotional activities	$ 27	$ 177